Offerings - Offering: 1	Mar. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	11,926,301
Proposed Maximum Offering Price per Unit | shares	17.03
Maximum Aggregate Offering Price | $	$ 203,104,906.03
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 31,095.36
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act, this prospectus supplement also covers such an indeterminate amount of shares
of common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events.

(2)
Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on The Nasdaq Global Select Market on March 4, 2025 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act). Represents deferred payment of the registration fees in connection with the Registrant’s registration statement on Form
S-3ASR
(Registration
No. 333-268665)
paid with the filing of this prospectus supplement.